Subsequent events (Details)	May 20, 2020 employee	May 26, 2020 CAD ($)	Apr. 14, 2020 CAD ($)	Mar. 29, 2020 CAD ($)	Feb. 24, 2020 CAD ($)	Jul. 18, 2019 CNY (¥)	May 10, 2019 CAD ($)	May 09, 2019 CAD ($)
Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | ¥						¥ 10,000,000
The Revolving Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				$ 467,500,000	$ 467,500,000		$ 300,000,000	$ 200,000,000
Increase in credit facility commitments				$ 517,500,000	$ 517,500,000		$ 350,000,000	$ 250,000,000
Issuance of Borrowings | Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 10,000,000.0
Restructuring
Disclosure of detailed information about borrowings [line items]
Number of employees laid-off | employee	125
Proportion of workforce laid-off (as a percent)	2.50%
Amendment to Credit Facility | The Revolving Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 417,500,000
Increase in borrowing capacity		50,000,000
Increase in credit facility commitments		$ 467,500,000
Increase in stated rate (as a percent)		2.00%